UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04519

T. Rowe Price Capital Appreciation Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Capital Appreciation Fund

Investor Class (PRWCX)

This annual shareholder report contains important information about Capital Appreciation Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Fund - Investor Class	$74	0.70%

What drove fund performance during the past 12 months?

  U.S. stocks produced strong gains for the second consecutive year in 2024, and various equity indexes reached all-time highs during the year. The equity market was buoyed by generally favorable corporate earnings and by continuing interest in companies expected to benefit from artificial intelligence developments.

  Versus the all-equity S&P 500 Index, the leading contributor to relative performance was an underweight allocation to consumer staples, as the traditionally defensive sector lagged the broader benchmark in a market that strongly favored growth-oriented names. Stock selection in materials also added value, driven by our favorable position in multinational chemical company Linde, which outpaced sector peers.

  On the negative side, an overweight allocation to health care was the leading detractor from relative results. While the health care sector advanced, it lagged amid investor preference for more growth-oriented sectors. Stock selection in the information technology sector also weighed on relative results, driven primarily by an average underweight allocation to NVIDIA. While we were underweight to the stock relative to the benchmark, our absolute position in the name was significant and reflected our favorable view of the company.

  The fund seeks long-term capital appreciation by investing primarily in common stocks. It also holds fixed income and other securities to help preserve principal value. Notable changes in positioning during the period included adding exposure to health care and information technology and reducing exposure to financials and industrials and business services.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	10,321	10,180	10,095
2015	10,371	10,194	10,123
2015	10,084	9,455	9,471
2015	10,542	10,048	10,138
2016	10,756	10,145	10,275
2016	11,089	10,412	10,527
2016	11,392	10,870	10,933
2016	11,408	11,327	11,351
2017	12,018	11,978	12,039
2017	12,454	12,339	12,411
2017	12,785	12,903	12,967
2017	13,163	13,721	13,829
2018	13,218	13,633	13,724
2018	13,498	14,163	14,195
2018	14,135	15,172	15,290
2018	13,244	13,002	13,223
2019	14,821	14,828	15,027
2019	15,550	15,435	15,674
2019	15,640	15,614	15,940
2019	16,503	17,035	17,386
2020	14,526	13,475	13,979
2020	16,524	16,443	16,850
2020	17,497	17,957	18,355
2020	19,499	20,593	20,585
2021	20,294	21,900	21,856
2021	21,437	23,705	23,724
2021	21,803	23,681	23,863
2021	23,113	25,877	26,494
2022	22,431	24,512	25,276
2022	19,805	20,418	21,206
2022	19,292	19,506	20,170
2022	20,353	20,907	21,696
2023	21,653	22,408	23,322
2023	22,653	24,288	25,361
2023	22,331	23,497	24,531
2023	24,185	26,334	27,399
2024	25,433	28,973	30,291
2024	25,897	29,904	31,589
2024	27,323	31,767	33,448
2024	27,253	32,604	34,254

202501-4140694, 202502-4108205

F72-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Capital Appreciation Fund (Investor Class)	12.69%	10.55%	10.55%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
S&P 500 Index (Strategy Benchmark)	25.02	14.53	13.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$64,235,830
  Number of Portfolio Holdings294
  Investment Advisory Fees Paid (000s)$345,888
  Portfolio Turnover Rate85.0%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common and Preferred Stocks	61.8%
Bonds	34.3
Reserves	3.9

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	14.7%
Microsoft	5.2
Amazon.com	3.3
Becton Dickinson & Company	2.9
HUB International	2.8
NVIDIA	2.8
Roper Technologies	2.6
Fortive	2.5
UnitedHealth Group	2.5
Revvity	2.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Capital Appreciation Fund

Investor Class (PRWCX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Capital Appreciation Fund

Advisor Class (PACLX)

This annual shareholder report contains important information about Capital Appreciation Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Fund - Advisor Class	$102	0.96%

What drove fund performance during the past 12 months?

  U.S. stocks produced strong gains for the second consecutive year in 2024, and various equity indexes reached all-time highs during the year. The equity market was buoyed by generally favorable corporate earnings and by continuing interest in companies expected to benefit from artificial intelligence developments.

  Versus the all-equity S&P 500 Index, the leading contributor to relative performance was an underweight allocation to consumer staples, as the traditionally defensive sector lagged the broader benchmark in a market that strongly favored growth-oriented names. Stock selection in materials also added value, driven by our favorable position in multinational chemical company Linde, which outpaced sector peers.

  On the negative side, an overweight allocation to health care was the leading detractor from relative results. While the health care sector advanced, it lagged amid investor preference for more growth-oriented sectors. Stock selection in the information technology sector also weighed on relative results, driven primarily by an average underweight allocation to NVIDIA. While we were underweight to the stock relative to the benchmark, our absolute position in the name was significant and reflected our favorable view of the company.

  The fund seeks long-term capital appreciation by investing primarily in common stocks. It also holds fixed income and other securities to help preserve principal value. Notable changes in positioning during the period included adding exposure to health care and information technology and reducing exposure to financials and industrials and business services.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	10,313	10,180	10,095
2015	10,355	10,194	10,123
2015	10,062	9,455	9,471
2015	10,512	10,048	10,138
2016	10,715	10,145	10,275
2016	11,041	10,412	10,527
2016	11,334	10,870	10,933
2016	11,342	11,327	11,351
2017	11,937	11,978	12,039
2017	12,361	12,339	12,411
2017	12,675	12,903	12,967
2017	13,041	13,721	13,829
2018	13,087	13,633	13,724
2018	13,357	14,163	14,195
2018	13,977	15,172	15,290
2018	13,091	13,002	13,223
2019	14,635	14,828	15,027
2019	15,343	15,435	15,674
2019	15,423	15,614	15,940
2019	16,259	17,035	17,386
2020	14,300	13,475	13,979
2020	16,259	16,443	16,850
2020	17,201	17,957	18,355
2020	19,152	20,593	20,585
2021	19,925	21,900	21,856
2021	21,027	23,705	23,724
2021	21,374	23,681	23,863
2021	22,641	25,877	26,494
2022	21,958	24,512	25,276
2022	19,377	20,418	21,206
2022	18,862	19,506	20,170
2022	19,884	20,907	21,696
2023	21,140	22,408	23,322
2023	22,103	24,288	25,361
2023	21,777	23,497	24,531
2023	23,566	26,334	27,399
2024	24,766	28,973	30,291
2024	25,196	29,904	31,589
2024	26,573	31,767	33,448
2024	26,492	32,604	34,254

202501-4140694, 202502-4108205

F272-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Capital Appreciation Fund (Advisor Class)	12.41%	10.26%	10.23%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
S&P 500 Index (Strategy Benchmark)	25.02	14.53	13.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$64,235,830
  Number of Portfolio Holdings294
  Investment Advisory Fees Paid (000s)$345,888
  Portfolio Turnover Rate85.0%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common and Preferred Stocks	61.8%
Bonds	34.3
Reserves	3.9

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	14.7%
Microsoft	5.2
Amazon.com	3.3
Becton Dickinson & Company	2.9
HUB International	2.8
NVIDIA	2.8
Roper Technologies	2.6
Fortive	2.5
UnitedHealth Group	2.5
Revvity	2.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Capital Appreciation Fund

Advisor Class (PACLX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Capital Appreciation Fund

I Class (TRAIX)

This annual shareholder report contains important information about Capital Appreciation Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Fund - I Class	$61	0.57%

What drove fund performance during the past 12 months?

  U.S. stocks produced strong gains for the second consecutive year in 2024, and various equity indexes reached all-time highs during the year. The equity market was buoyed by generally favorable corporate earnings and by continuing interest in companies expected to benefit from artificial intelligence developments.

  Versus the all-equity S&P 500 Index, the leading contributor to relative performance was an underweight allocation to consumer staples, as the traditionally defensive sector lagged the broader benchmark in a market that strongly favored growth-oriented names. Stock selection in materials also added value, driven by our favorable position in multinational chemical company Linde, which outpaced sector peers.

  On the negative side, an overweight allocation to health care was the leading detractor from relative results. While the health care sector advanced, it lagged amid investor preference for more growth-oriented sectors. Stock selection in the information technology sector also weighed on relative results, driven primarily by an average underweight allocation to NVIDIA. While we were underweight to the stock relative to the benchmark, our absolute position in the name was significant and reflected our favorable view of the company.

  The fund seeks long-term capital appreciation by investing primarily in common stocks. It also holds fixed income and other securities to help preserve principal value. Notable changes in positioning during the period included adding exposure to health care and information technology and reducing exposure to financials and industrials and business services.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
12/17/15	500,000	500,000	500,000
12/31/15	502,204	501,104	500,805
3/31/16	512,425	505,956	507,555
6/30/16	528,657	519,265	520,017
9/30/16	543,086	542,101	540,048
12/31/16	544,074	564,920	560,701
3/31/17	573,343	597,365	594,714
6/30/17	594,309	615,379	613,080
9/30/17	610,085	643,510	640,548
12/31/17	628,290	684,291	683,111
3/31/18	631,177	679,881	677,925
6/30/18	644,724	706,321	701,204
9/30/18	675,373	756,638	755,272
12/31/18	633,044	648,422	653,161
3/31/19	708,628	739,483	742,304
6/30/19	743,439	769,766	774,252
9/30/19	747,969	778,714	787,401
12/31/19	789,437	849,557	858,818
3/31/20	695,179	672,002	690,507
6/30/20	790,953	820,028	832,359
9/30/20	837,703	895,532	906,684
12/31/20	933,968	1,027,010	1,016,830
3/31/21	972,268	1,092,194	1,079,619
6/30/21	1,027,255	1,182,188	1,171,913
9/30/21	1,045,311	1,180,986	1,178,735
12/31/21	1,108,310	1,290,553	1,308,715
3/31/22	1,075,951	1,222,431	1,248,534
6/30/22	950,408	1,018,271	1,047,506
9/30/22	926,139	972,809	996,360
12/31/22	977,115	1,042,677	1,071,695
3/31/23	1,039,911	1,117,544	1,152,041
6/30/23	1,088,241	1,211,271	1,252,754
9/30/23	1,073,117	1,171,858	1,211,746
12/31/23	1,162,586	1,313,323	1,353,419
3/31/24	1,222,944	1,444,909	1,496,285
6/30/24	1,245,578	1,491,377	1,560,382
9/30/24	1,314,510	1,584,277	1,652,235
12/31/24	1,311,824	1,625,996	1,692,040

202501-4140694, 202502-4108205

F434-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/17/15
Capital Appreciation Fund (I Class)	12.84%	10.69%	11.26%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	13.94
S&P 500 Index (Strategy Benchmark)	25.02	14.53	14.44

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$64,235,830
  Number of Portfolio Holdings294
  Investment Advisory Fees Paid (000s)$345,888
  Portfolio Turnover Rate85.0%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common and Preferred Stocks	61.8%
Bonds	34.3
Reserves	3.9

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	14.7%
Microsoft	5.2
Amazon.com	3.3
Becton Dickinson & Company	2.9
HUB International	2.8
NVIDIA	2.8
Roper Technologies	2.6
Fortive	2.5
UnitedHealth Group	2.5
Revvity	2.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Capital Appreciation Fund

I Class (TRAIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$46,029	$46,733
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRWCX Capital Appreciation
Fund
PACLX Capital Appreciation
Fund–
.
Advisor Class
TRAIX Capital Appreciation
Fund–
.
I Class

T. ROWE PRICE Capital Appreciation Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 33.91 $ 29.73 $ 36.96 $ 34.11 $ 31.22
Investment activities
Net investment income
(1)(2)
0.81 0.77 0.49 0.35 0.40
Net realized and unrealized
gain/loss 3.49 4.81 (4.91) 5.91 5.21
Total from investment
activities 4.30 5.58 (4.42) 6.26 5.61
Distributions
Net investment income (0.80) (0.71) (0.47) (0.35) (0.40)
Net realized gain (2.79) (0.69) (2.34) (3.06) (2.32)
Total distributions (3.59) (1.40) (2.81) (3.41) (2.72)
NET ASSET VALUE
End of period $ 34.62 $ 33.91 $ 29.73 $ 36.96 $ 34.11
Ratios/Supplemental Data
Total return
(2)(3)
12.69% 18.83% (11.94)% 18.53% 18.16%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.72% 0.73% 0.73% 0.70% 0.70%
Net expenses after waivers/
payments by Price Associates 0.70% 0.70% 0.71% 0.68% 0.69%
Net investment income 2.23% 2.38% 1.45% 0.95% 1.26%
Portfolio turnover rate 85.0% 65.1% 83.9% 47.8% 87.3%
Net assets, end of period (in
millions) $34,860 $31,624 $26,104 $40,460 $35,253
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Capital Appreciation Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 33.39 $ 29.30 $ 36.49 $ 33.70 $ 30.88
Investment activities
Net investment income
(1)(2)
0.70 0.68 0.40 0.24 0.31
Net realized and unrealized
gain/loss 3.45 4.73 (4.85) 5.84 5.13
Total from investment
activities 4.15 5.41 (4.45) 6.08 5.44
Distributions
Net investment income (0.71) (0.63) (0.40) (0.23) (0.30)
Net realized gain (2.79) (0.69) (2.34) (3.06) (2.32)
Total distributions (3.50) (1.32) (2.74) (3.29) (2.62)
NET ASSET VALUE
End of period $ 34.04 $ 33.39 $ 29.30 $ 36.49 $ 33.70
Ratios/Supplemental Data
Total return
(2)(3)
12.41% 18.52% (12.18)% 18.22% 17.80%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.99% 0.99% 0.99% 0.99% 1.00%
Net expenses after
waivers/payments by Price
Associates 0.96% 0.96% 0.97% 0.97% 0.99%
Net investment income 1.96% 2.12% 1.22% 0.66% 0.97%
Portfolio turnover rate 85.0% 65.1% 83.9% 47.8% 87.3%
Net assets, end of period (in
millions) $790 $759 $654 $795 $770
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Capital Appreciation Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 33.90 $ 29.72 $ 36.99 $ 34.14 $ 31.24
Investment activities
Net investment income
(1)(2)
0.85 0.81 0.56 0.40 0.44
Net realized and unrealized
gain/loss 3.50 4.82 (4.95) 5.91 5.22
Total from investment
activities 4.35 5.63 (4.39) 6.31 5.66
Distributions
Net investment income (0.85) (0.76) (0.54) (0.40) (0.44)
Net realized gain (2.79) (0.69) (2.34) (3.06) (2.32)
Total distributions (3.64) (1.45) (2.88) (3.46) (2.76)
NET ASSET VALUE
End of period $ 34.61 $ 33.90 $ 29.72 $ 36.99 $ 34.14
Ratios/Supplemental Data
Total return
(2)(3)
12.84% 18.98% (11.84)% 18.67% 18.31%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.60% 0.60% 0.60% 0.59% 0.59%
Net expenses after
waivers/payments by Price
Associates 0.57% 0.58% 0.58% 0.57% 0.58%
Net investment income 2.35% 2.50% 1.67% 1.06% 1.37%
Portfolio turnover rate 85.0% 65.1% 83.9% 47.8% 87.3%
Net assets, end of period (in
millions) $28,586 $24,084 $18,698 $12,654 $8,901
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Capital Appreciation Fund
December 31, 2024

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  0.0%
Domino's Pizza Master Issuer
Series 2017-1A, Class A23
4.118%, 7/25/47 (1) 22,249,988 21,659
Domino's Pizza Master Issuer
Series 2019-1A, Class A2
3.668%, 10/25/49 (1) 17,777,472 16,468
Total Asset-Backed Securities (Cost $39,847) 38,127
BANK LOANS  7.8% (2)
ADMI, FRN
1M TSFR + 3.38%, 7.846%, 12/23/27  20,608,447 20,136
ADMI, FRN
1M TSFR + 3.75%, 8.221%, 12/23/27  58,858,541 57,755
ADMI, FRN
1M TSFR + 5.75%, 10.107%, 12/23/27  5,695,064 5,706
Alliant Holdings Intermediate, FRN
1M TSFR + 2.75%, 7.106%, 9/19/31  74,632,460 74,749
AmWINS Group, FRN
1M TSFR + 2.25%, 6.721%, 2/19/28 (3) 145,508,930 145,879
Applied Systems, FRN
3M TSFR + 3.00%, 7.329%, 2/24/31 (3) 504,752,121 509,285
Applied Systems, FRN
3M TSFR + 5.25%, 9.579%, 2/23/32  68,596,360 70,483
AssuredPartners, FRN
1M TSFR + 3.50%, 7.857%, 2/14/31  241,947,521 242,264
AthenaHealth Group, FRN
1M TSFR + 3.25%, 7.607%, 2/15/29  167,798,917 167,979
Avantor Funding, FRN
1M TSFR + 2.00%, 6.457%, 11/8/27  739,565 743
Azalea Topco, FRN
1M TSFR + 3.25%, 7.607%, 4/30/31  114,815,243 115,031
BroadStreet Partners, FRN
1M TSFR + 3.00%, 7.357%, 6/13/31 (3) 206,033,421 206,538
CCC Intelligent Solutions, FRN
1M TSFR + 2.25%, 6.721%, 9/21/28 (3) 8,852,684 8,878
CPI Holdco, FRN
1M TSFR + 2.25%, 5/29/31 (3) 85,334,000 85,227
Ellucian Holdings, FRN
1M TSFR + 3.00%, 7.357%, 10/9/29  105,911,000 106,520
Epicor Software, FRN
1M TSFR + 2.75%, 7.107%, 5/30/31  107,660,651 108,344
Filtration Group, FRN
1M EURIBOR + 4.25%, 7.113%, 10/21/28 (EUR)  65,339,526 68,105

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Filtration Group, FRN
1M TSFR + 3.50%, 7.971%, 10/21/28  289,349,415 291,303
Heartland Dental, FRN
1M TSFR + 4.50%, 8.857%, 4/28/28  26,978,579 26,998
Hilton Domestic Operating, FRN
1M TSFR + 1.75%, 6.088%, 11/8/30  159,708,459 160,408
HUB International, FRN
3M TSFR + 2.75%, 7.367%, 6/20/30  821,720,475 825,829
Icon Parent, FRN
1M TSFR + 3.00%, 7.516%, 11/13/31  95,146,500 95,414
Icon Parent, FRN
1M TSFR + 5.00%, 9.516%, 11/12/32 (3) 56,930,700 57,714
Informatica, FRN
1M TSFR + 2.25%, 6.607%, 10/27/28  28,429,383 28,524
IRB Holding, FRN
1M TSFR + 2.50%, 6.857%, 12/15/27  96,964,074 96,985
Loire Finco Luxembourg, FRN
1M TSFR + 3.50%, 7.957%, 4/21/27  153,617,931 152,563
Loire Finco Luxembourg, FRN
1M TSFR + 3.75%, 8.207%, 4/21/27  28,574,720 28,360
Medline Borrower, FRN
1M TSFR + 2.25%, 6.607%, 10/23/28 (3) 42,886,267 43,002
Quartz Acquireco, FRN
3M TSFR + 2.75%, 7.079%, 6/28/30  29,840,248 30,027
SBA Senior Finance II, FRN
1M TSFR + 1.75%, 6.11%, 1/25/31  102,244,231 102,209
SkyMiles IP, FRN
3M TSFR + 3.75%, 8.367%, 10/20/27  57,977,287 58,947
Storable, FRN
1M TSFR + 3.50%, 7.857%, 4/17/28  65,332,118 65,720
TIH Insurance Holdings, FRN
3M TSFR + 4.75%, 9.079%, 5/6/32  38,225,703 39,046
Trans Union, FRN
1M TSFR + 1.75%, 6.207%, 11/16/26  7,273,252 7,271
TransDigm, FRN
3M TSFR + 2.75%, 7.079%, 8/24/28  11,861,910 11,894
TransDigm, FRN
3M TSFR + 2.75%, 7.079%, 3/22/30 (3) 92,645,042 92,898
UKG, FRN
3M TSFR + 3.00%, 7.617%, 2/10/31  323,242,090 325,291
USI, FRN
1M TSFR + 2.25%, 11/23/29 (3) 125,216,555 124,889
USI, FRN
1M TSFR + 2.25%, 9/27/30 (3) 185,792,939 185,282

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Varsity Brands, FRN
3M TSFR + 3.75%, 8.271%, 8/26/31  168,249,000 168,291
Total Bank Loans (Cost $4,979,310) 5,012,487
BOND MUTUAL FUNDS  1.4%
T. Rowe Price Institutional Floating Rate Fund – Institutional
Class, 7.37% (4)(5) 96,908,711 919,663
Total Bond Mutual Funds (Cost $935,296) 919,663
COMMON STOCKS  60.5%
COMMUNICATION SERVICES  3.3%
Interactive Media & Services  3.3%
Alphabet, Class A (6) 7,225,408 1,367,770
Meta Platforms, Class A (6) 1,300,429 761,414
Total Communication Services 2,129,184
CONSUMER DISCRETIONARY  5.2%
Broadline Retail  3.4%
Amazon.com (6)(7) 9,834,107 2,157,505
2,157,505
Diversified Consumer Services  0.7%
Service Corp. International  5,906,494 471,456
471,456
Hotels, Restaurants & Leisure  1.1%
Hilton Worldwide Holdings  1,299,246 321,122
Yum! Brands (6) 2,736,400 367,115
688,237
Total Consumer Discretionary 3,317,198
ENERGY  1.4%
Oil, Gas & Consumable Fuels  1.4%
Canadian Natural Resources  22,066,648 681,198
Expand Energy  2,117,802 210,827
Total Energy 892,025
FINANCIALS  2.5%
Financial Services  2.3%
Mastercard, Class A  1,466,069 771,988
Visa, Class A (6) 2,287,246 722,861
1,494,849

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Insurance  0.2%
Hockey Parent Holdings, Acquisition Date: 9/14/23,
Cost $123,055 (7)(8)(9) 123,055 135,379
135,379
Total Financials 1,630,228
HEALTH CARE  15.0%
Biotechnology  0.1%
Biogen (7) 246,970 37,767
37,767
Health Care Equipment & Supplies  4.0%
Abbott Laboratories  5,425,878 613,721
Becton Dickinson & Company (6) 7,982,344 1,810,954
GE HealthCare Technologies  2,031,600 158,831
2,583,506
Health Care Providers & Services  4.6%
Humana  1,038,611 263,506
McKesson  1,885,838 1,074,758
UnitedHealth Group  3,130,788 1,583,740
2,922,004
Life Sciences Tools & Services  5.7%
Danaher  5,078,136 1,165,686
Revvity (4) 13,158,721 1,468,645
Thermo Fisher Scientific (6) 2,028,398 1,055,234
3,689,565
Pharmaceuticals  0.6%
Eli Lilly  502,122 387,638
387,638
Total Health Care 9,620,480
INDUSTRIALS & BUSINESS SERVICES  8.1%
Aerospace & Defense  1.2%
RTX  6,803,871 787,344
787,344
Commercial Services & Supplies  1.4%
Veralto  4,129,208 420,560
Waste Connections  2,804,672 481,225
901,785
Industrial Conglomerates  2.6%
Roper Technologies (6) 3,151,726 1,638,425
1,638,425

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Machinery  2.9%
Fortive (4) 21,417,926 1,606,345
Ingersoll Rand  2,609,974 236,098
1,842,443
Total Industrials & Business Services 5,169,997
INFORMATION TECHNOLOGY  17.4%
Electronic Equipment, Instruments & Components  0.4%
Teledyne Technologies (7) 593,319 275,377
275,377
Semiconductors & Semiconductor Equipment  4.2%
Advanced Micro Devices (7) 2,926,949 353,546
Broadcom  1,417,100 328,541
Marvell Technology  1,895,287 209,334
NVIDIA (6) 13,353,160 1,793,196
2,684,617
Software  10.9%
Aurora Innovation (4)(7) 133,974,250 844,038
Autodesk (7) 1,526,457 451,175
Intuit  1,185,511 745,094
Microsoft (6) 7,982,639 3,364,682
PTC (4)(7) 7,107,093 1,306,781
Salesforce  916,267 306,335
7,018,105
Technology Hardware, Storage & Peripherals  1.9%
Apple  4,897,396 1,226,406
1,226,406
Total Information Technology 11,204,505
UTILITIES  4.0%
Multi-Utilities  4.0%
Ameren (6) 11,107,293 990,104
CenterPoint Energy  30,474,880 966,968
DTE Energy  932,569 112,608
NiSource  13,872,077 509,937
Total Utilities 2,579,617
Total Miscellaneous Common Stocks  3.6% (10) 2,352,800
Total Common Stocks (Cost $27,467,103) 38,896,034

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS  1.0%
INFORMATION TECHNOLOGY  0.7%
Software  0.7%
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $183,922 (7)
(8)(9) 2,141,932 171,997
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $16,282 (7)
(8)(9) 177,514 14,381
Waymo, Series C-2, Acquisition Date: 1/12/24 - 9/27/24,
Cost $279,599 (7)(8)(9) 3,575,381 279,599
Total Information Technology 465,977
Total Miscellaneous Convertible Preferred Stocks  0.3% (10) 172,490
Total Convertible Preferred Stocks (Cost $621,628) 638,467
CORPORATE BONDS  10.4%
Alliant Holdings Intermediate, 5.875%, 11/1/29 (1) 17,837,000 17,034
Alliant Holdings Intermediate, 6.75%, 10/15/27 (1) 50,618,000 50,112
Alliant Holdings Intermediate, 6.75%, 4/15/28 (1) 112,411,000 112,130
Alliant Holdings Intermediate, 7.00%, 1/15/31 (1) 81,458,000 81,763
American Tower, 1.50%, 1/31/28  5,752,000 5,188
American Tower, 1.875%, 10/15/30  25,734,000 21,507
American Tower, 2.10%, 6/15/30  20,076,000 17,204
American Tower, 2.90%, 1/15/30  20,560,000 18,513
American Tower, 3.80%, 8/15/29  29,517,000 27,955
AmWINS Group, 6.375%, 2/15/29 (1) 37,102,000 37,241
AssuredPartners, 7.50%, 2/15/32 (1) 16,331,000 17,597
Avantor Funding, 3.875%, 11/1/29 (1) 96,931,000 88,449
Avantor Funding, 4.625%, 7/15/28 (1) 144,048,000 136,846
Ball, 6.00%, 6/15/29  54,640,000 54,913
Becton Dickinson & Company, 3.70%, 6/6/27  20,154,000 19,662
Biogen, 3.15%, 5/1/50  89,552,000 56,227
Biogen, 3.25%, 2/15/51  4,277,000 2,685
Biogen, 5.20%, 9/15/45  24,647,000 22,042
Booz Allen Hamilton, 3.875%, 9/1/28 (1) 33,575,000 31,764
Booz Allen Hamilton, 4.00%, 7/1/29 (1) 21,029,000 19,817
Booz Allen Hamilton, 5.95%, 8/4/33  34,622,000 35,411
Broadcom, 4.15%, 4/15/32 (1) 25,887,000 24,331
Broadridge Financial Solutions, 2.60%, 5/1/31  9,451,000 8,063
BroadStreet Partners, 5.875%, 4/15/29 (1) 60,561,000 58,593
CCO Holdings, 5.00%, 2/1/28 (1) 256,263,000 246,333
CCO Holdings, 5.125%, 5/1/27 (1) 335,581,000 329,708
CCO Holdings, 5.50%, 5/1/26 (1) 17,243,000 17,157

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cedar Fair, 5.25%, 7/15/29  57,540,000 55,167
Cedar Fair, 5.375%, 4/15/27  94,597,000 93,296
Cedar Fair, 6.50%, 10/1/28  63,975,000 63,975
Charles River Laboratories International, 3.75%, 3/15/29 (1) 48,673,000 44,597
Charles River Laboratories International, 4.00%, 3/15/31 (1) 39,694,000 35,328
Charles River Laboratories International, 4.25%, 5/1/28 (1) 46,316,000 43,942
Clarios Global, 6.25%, 5/15/26 (1) 21,386,000 21,386
Clarios Global, 8.50%, 5/15/27 (1) 76,251,000 76,632
Clarivate Science Holdings, 3.875%, 7/1/28 (1) 10,482,000 9,735
Clarivate Science Holdings, 4.875%, 7/1/29 (1) 7,480,000 6,947
Crowdstrike Holdings, 3.00%, 2/15/29  5,722,000 5,178
Crown Castle, 4.30%, 2/15/29  7,805,000 7,552
Crown Castle, 4.90%, 9/1/29  29,930,000 29,560
Crown Castle, 5.20%, 9/1/34  49,885,000 48,510
Crown Castle, 5.60%, 6/1/29  5,974,000 6,091
Delta Air Lines, 4.75%, 10/20/28 (1) 63,966,120 62,973
Ellucian Holdings, 6.50%, 12/1/29 (1) 35,120,000 35,208
Gartner, 3.625%, 6/15/29 (1) 40,068,000 37,195
Gartner, 3.75%, 10/1/30 (1) 19,418,000 17,711
Gartner, 4.50%, 7/1/28 (1) 30,844,000 29,988
GE HealthCare Technologies, 5.65%, 11/15/27  14,651,000 15,016
GFL Environmental, 4.00%, 8/1/28 (1) 19,224,000 18,167
GFL Environmental, 4.375%, 8/15/29 (1) 20,383,000 19,211
GFL Environmental, 4.75%, 6/15/29 (1) 57,536,000 55,234
GFL Environmental, 6.75%, 1/15/31 (1) 16,221,000 16,667
Hilton Domestic Operating, 3.625%, 2/15/32 (1) 100,484,000 87,170
Hilton Domestic Operating, 3.75%, 5/1/29 (1) 79,240,000 72,802
Hilton Domestic Operating, 4.00%, 5/1/31 (1) 106,155,000 95,540
Hilton Domestic Operating, 4.875%, 1/15/30  64,939,000 62,179
Hilton Domestic Operating, 5.375%, 5/1/25 (1) 32,300,000 32,260
Hilton Domestic Operating, 5.75%, 5/1/28 (1) 74,282,000 74,003
Hilton Domestic Operating, 5.875%, 4/1/29 (1) 39,383,000 39,186
Hilton Worldwide Finance, 4.875%, 4/1/27  31,752,000 31,236
Hologic, 3.25%, 2/15/29 (1) 23,463,000 21,205
Howmet Aerospace, 3.00%, 1/15/29  34,288,000 31,822
Howmet Aerospace, 5.90%, 2/1/27  34,720,000 35,429
HUB International, 5.625%, 12/1/29 (1) 34,495,000 33,331
HUB International, 7.25%, 6/15/30 (1) 590,152,000 604,906
HUB International, 7.375%, 1/31/32 (1) 325,788,000 330,675
IQVIA, 5.00%, 5/15/27 (1) 42,949,000 42,144
IQVIA, 5.70%, 5/15/28  70,797,000 71,505
IQVIA, 6.50%, 5/15/30 (1) 27,385,000 27,796
KFC Holding, 4.75%, 6/1/27 (1) 138,818,000 136,042

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Korn Ferry, 4.625%, 12/15/27 (1) 32,930,000 31,613
Lamar Media, 3.625%, 1/15/31  4,629,000 4,056
Lamar Media, 3.75%, 2/15/28  29,070,000 27,217
Lamar Media, 4.875%, 1/15/29  5,192,000 4,978
Life Time, 5.75%, 1/15/26 (1) 51,846,000 51,820
Life Time, 6.00%, 11/15/31 (1) 13,703,000 13,532
Marriott International, Series R, 3.125%, 6/15/26  4,100,000 4,006
Martin Marietta Materials, 2.40%, 7/15/31  6,639,000 5,668
Medline Borrower, 6.25%, 4/1/29 (1) 43,328,000 43,761
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 49,207,419 49,330
Mirant, EC, 7.90%, 7/15/09 (1)(7)(8) 16,000,000 —
Motorola Solutions, 2.30%, 11/15/30  6,639,000 5,687
Motorola Solutions, 2.75%, 5/24/31  4,648,000 4,011
MSCI, 3.25%, 8/15/33 (1) 54,831,000 46,476
MSCI, 3.625%, 9/1/30 (1) 77,654,000 70,602
MSCI, 3.625%, 11/1/31 (1) 59,421,000 53,267
MSCI, 3.875%, 2/15/31 (1) 61,356,000 56,308
MSCI, 4.00%, 11/15/29 (1) 65,412,000 61,501
Panther Escrow Issuer, 7.125%, 6/1/31 (1) 8,972,000 9,039
PRA Health Sciences, 2.875%, 7/15/26 (1) 16,684,000 16,100
PTC, 4.00%, 2/15/28 (1)(4) 29,864,000 28,259
Revvity, 3.30%, 9/15/29 (4) 9,362,000 8,615
Ryan Specialty, 4.375%, 2/1/30 (1) 13,021,000 12,207
Ryan Specialty, 5.875%, 8/1/32 (1) 34,437,000 33,963
SBA Communications, 3.125%, 2/1/29  106,254,000 96,027
SBA Communications, 3.875%, 2/15/27  94,438,000 90,424
SBA Tower Trust, 6.599%, 1/15/28 (1) 2,575,000 2,637
Sensata Technologies, 3.75%, 2/15/31 (1) 26,891,000 23,462
Sensata Technologies, 4.00%, 4/15/29 (1) 9,024,000 8,260
Sensata Technologies, 4.375%, 2/15/30 (1) 12,280,000 11,175
Sensata Technologies, 5.875%, 9/1/30 (1) 19,842,000 19,285
Service Corp. International, 3.375%, 8/15/30  25,630,000 22,426
Service Corp. International, 4.625%, 12/15/27  5,256,000 5,105
Service Corp. International, 5.75%, 10/15/32  34,093,000 33,028
Six Flags Entertainment, 5.50%, 4/15/27 (1) 115,407,000 114,253
Six Flags Theme Parks, 7.00%, 7/1/25 (1) 16,312,000 16,312
Surgery Center Holdings, 7.25%, 4/15/32 (1) 35,491,000 36,112
Teleflex, 4.25%, 6/1/28 (1) 5,399,000 5,102
Teleflex, 4.625%, 11/15/27  37,154,000 35,900
TransDigm, 4.625%, 1/15/29  20,636,000 19,243
TransDigm, 5.50%, 11/15/27  72,122,000 70,680
TransDigm, 6.375%, 3/1/29 (1) 163,459,000 163,663
TransDigm, 6.625%, 3/1/32 (1) 128,153,000 129,274

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
TransDigm, 7.125%, 12/1/31 (1) 77,268,000 79,103
UKG, 6.875%, 2/1/31 (1) 31,658,000 31,975
USI, 7.50%, 1/15/32 (1) 130,102,000 134,656
Vail Resorts, 6.50%, 5/15/32 (1) 32,891,000 33,055
VICI Properties, 3.75%, 2/15/27 (1) 19,848,000 19,178
VICI Properties, 4.125%, 8/15/30 (1) 14,953,000 13,860
VICI Properties, 4.625%, 12/1/29 (1) 4,979,000 4,772
VICI Properties, 5.125%, 5/15/32  13,278,000 12,939
VICI Properties, 5.75%, 2/1/27 (1) 14,033,000 14,110
VICI Properties, 5.75%, 4/1/34  36,053,000 36,299
VMware, 4.70%, 5/15/30  15,546,000 15,223
Yum! Brands, 3.625%, 3/15/31  58,638,000 51,821
Yum! Brands, 4.625%, 1/31/32  103,021,000 95,294
Yum! Brands, 4.75%, 1/15/30 (1) 46,941,000 44,829
Yum! Brands, 5.35%, 11/1/43  73,445,000 70,691
Yum! Brands, 5.375%, 4/1/32  121,538,000 117,740
Yum! Brands, 6.875%, 11/15/37  36,517,000 39,712
Total Miscellaneous Corporate Bonds  0.1% (10) 35,309
Total Corporate Bonds (Cost $6,612,912) 6,637,692
PREFERRED STOCKS  0.3%
FINANCIALS  0.2%
Insurance  0.2%
AH Parent, Series A, Acquisition Date: 9/27/24,
Cost $140,396 (7)(8)(9) 142,534 139,708
Total Financials 139,708
UTILITIES  0.1%
Electric Utilities  0.1%
CMS Energy, 5.875%, 10/15/78 (4) 1,186,805 27,213
CMS Energy, 5.875%, 3/1/79 (4) 1,463 34
Total Utilities 27,247
Total Preferred Stocks (Cost $170,103) 166,955
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  14.7%
U.S. Treasury Obligations  14.7%
U.S. Treasury Notes, 3.50%, 9/30/29  666,434,300 641,547
U.S. Treasury Notes, 3.625%, 8/31/29  2,679,572,000 2,595,835
U.S. Treasury Notes, 4.125%, 10/31/29  5,403,973,000 5,344,023

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Notes, 4.25%, 11/15/34  866,651,000 844,579
9,425,984
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $9,583,478) 9,425,984
SHORT-TERM INVESTMENTS  4.2%
Money Market Funds  4.2%
T. Rowe Price Government Reserve Fund, 4.53% (4)(11) 2,718,235,044 2,718,235
Total Short-Term Investments (Cost $2,718,235) 2,718,235
Total Investments in Securities
100.3% of Net Assets
(Cost $53,127,912) $ 64,453,644
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $4,917,834 and represents 7.7% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of this loan is unsettled as of December 31, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) Affiliated Companies
(5) SEC 30-day yield
(6) At December 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(7) Non-income producing
(8) See Note 2. Level 3 in fair value hierarchy.
(9) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $741,064 and represents 1.2% of net assets.
(10) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.

T. ROWE PRICE Capital Appreciation Fund

.
.
.
.
.
.
.
.
.
.
(11) Seven-day yield
1M EURIBOR One month EURIBOR (Euro interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
OTC Over-the-counter
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.2)%
OTC Options Written (0.2)%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
Intuit, Call, 1/17/25 @
$660.00 684 42,989 (270)
Bank of America
Intuit, Call, 1/17/25 @
$700.00 341 21,432 (23)
Bank of America
Intuit, Call, 1/17/25 @
$740.00 341 21,432 (10)
Bank of America
Meta Platforms, Class A,
Call, 1/17/25 @ $590.00 681 39,873 (938)
Bank of America
Meta Platforms, Class A,
Call, 1/17/25 @ $600.00 2,049 119,971 (1,952)
Barclays Bank
DTE Energy, Call, 1/17/25
@ $130.00 852 10,288 (23)
Barclays Bank
DTE Energy, Call, 1/17/25
@ $135.00 2,904 35,066 (58)
Barclays Bank
Hilton Worldwide Holdings,
Call, 1/17/25 @ $220.00 1,651 40,806 (4,672)
Barclays Bank
Hilton Worldwide Holdings,
Call, 1/17/25 @ $230.00 1,651 40,806 (3,005)
Barclays Bank
Hilton Worldwide Holdings,
Call, 1/17/25 @ $250.00 2,736 67,623 (903)
Citibank
UnitedHealth Group, Call,
1/17/25 @ $580.00 2,096 106,028 (164)
Citibank
Waste Connections, Call,
3/21/25 @ $190.00 1,707 29,289 (213)
Goldman Sachs
Abbott Laboratories, Call,
1/17/25 @ $120.00 1,704 19,274 (42)
Goldman Sachs
Abbott Laboratories, Call,
1/17/25 @ $125.00 1,704 19,274 (15)
Goldman Sachs
McKesson, Call, 1/17/25
@ $600.00 1,061 60,468 (220)
Goldman Sachs
McKesson, Call, 1/17/25
@ $620.00 1,061 60,468 (172)
Goldman Sachs
McKesson, Call, 1/17/25
@ $640.00 223 12,709 (19)
Goldman Sachs
McKesson, Call, 1/17/25
@ $680.00 222 12,652 (49)
Goldman Sachs
RTX, Call, 1/17/25 @
$115.00 2,642 30,573 (736)
Goldman Sachs
RTX, Call, 1/17/25 @
$120.00 2,642 30,573 (193)
Goldman Sachs
RTX, Call, 1/17/25 @
$125.00 1,703 19,707 (20)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
RTX, Call, 1/17/25 @
$130.00 5,798 67,095 (12)
Goldman Sachs
Teledyne Technologies,
Call, 3/21/25 @ $460.00 342 15,873 (766)
Goldman Sachs
Visa, Class A, Call, 1/17/25
@ $290.00 2,051 64,820 (5,579)
Goldman Sachs
Visa, Class A, Call, 1/17/25
@ $300.00 2,043 64,567 (3,611)
Goldman Sachs
Visa, Class A, Call, 1/17/25
@ $305.00 1,395 44,088 (1,869)
Goldman Sachs
Visa, Class A, Call, 1/17/25
@ $310.00 1,395 44,088 (1,269)
Goldman Sachs
Visa, Class A, Call, 1/17/25
@ $315.00 1,396 44,119 (803)
JPMorgan Chase
Apple, Call, 1/17/25 @
$200.00 3,963 99,241 (20,271)
JPMorgan Chase
Apple, Call, 1/17/25 @
$215.00 3,963 99,241 (14,346)
JPMorgan Chase
Apple, Call, 1/17/25 @
$250.00 3,407 85,318 (1,576)
JPMorgan Chase
Mastercard, Class A, Call,
1/17/25 @ $480.00 868 45,706 (4,119)
JPMorgan Chase
Mastercard, Class A, Call,
1/17/25 @ $490.00 1,209 63,662 (4,606)
JPMorgan Chase
Mastercard, Class A, Call,
1/17/25 @ $500.00 869 45,759 (2,481)
JPMorgan Chase
Mastercard, Class A, Call,
1/17/25 @ $515.00 341 17,956 (529)
JPMorgan Chase
Mastercard, Class A, Call,
1/17/25 @ $520.00 1,367 71,982 (1,692)
JPMorgan Chase
Thermo Fisher Scientific,
Call, 1/17/25 @ $650.00 1,001 52,075 (3)
JPMorgan Chase
Thermo Fisher Scientific,
Call, 1/17/25 @ $660.00 683 35,532 (29)
JPMorgan Chase
Thermo Fisher Scientific,
Call, 1/17/25 @ $670.00 681 35,428 (109)
JPMorgan Chase
UnitedHealth Group, Call,
1/17/25 @ $600.00 2,209 111,745 (87)
JPMorgan Chase
Yum! Brands, Call, 1/17/25
@ $145.00 3,276 43,951 (16)
JPMorgan Chase
Yum! Brands, Call, 1/17/25
@ $150.00 7,434 99,735 (19)
UBS Investment Bank
Danaher, Call, 1/17/25 @
$290.00 684 15,701 (2)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
UBS Investment Bank
Danaher, Call, 1/17/25 @
$300.00 7,116 163,348 (71)
UBS Investment Bank
Danaher, Call, 1/16/26 @
$330.00 3,437 78,896 (756)
UBS Investment Bank
McKesson, Call, 1/17/25
@ $620.00 2,652 151,140 (431)
UBS Investment Bank
Veralto, Call, 1/17/25 @
$110.00 1,849 18,832 (69)
UBS Investment Bank
Veralto, Call, 1/17/25 @
$115.00 2,701 27,510 (54)
UBS Investment Bank
Veralto, Call, 1/17/25 @
$120.00 4,265 43,439 (53)
Wells Fargo Bank
Alphabet, Class A, Call,
1/17/25 @ $175.00 852 16,128 (1,327)
Wells Fargo Bank
Alphabet, Class A, Call,
1/17/25 @ $180.00 3,586 67,883 (3,980)
Wells Fargo Bank
Alphabet, Class A, Call,
1/17/25 @ $185.00 852 16,128 (609)
Wells Fargo Bank
Amazon.com, Call, 1/17/25
@ $200.00 6,138 134,662 (12,660)
Wells Fargo Bank
Aurora Innovation, Call,
1/17/25 @ $7.00 13,661 8,606 (307)
Wells Fargo Bank
Microsoft, Call, 1/17/25 @
$465.00 1,362 57,408 (15)
Wells Fargo Bank
Yum! Brands, Call, 1/17/25
@ $140.00 2,885 38,705 (58)
Wells Fargo Bank
Yum! Brands, Call, 1/17/25
@ $145.00 8,096 108,616 (40)
Wells Fargo Bank
Yum! Brands, Call, 1/17/25
@ $150.00 5,673 76,109 (14)
Total Options Written (Premiums $(119,732)) $ (97,935)

T. ROWE PRICE Capital Appreciation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Aurora Innovation  $ (2,131) $ 349,209 $ —
CMS Energy, 5.875%, 10/15/78  (270) (2,045) 1,935
CMS Energy, 5.875%, 3/1/79  (365) 33 856
Fortive  18,040 26,234 5,825
PTC  404 46,529 —
PTC, 4.00%, 2/15/28  1 166 866
Revvity  1,341 23,789 3,093
Revvity, 3.30%, 9/15/29  — 4 140
T. Rowe Price Institutional Floating Rate Fund
– Institutional Class, 7.37%  — 2,842 74,176
T. Rowe Price Government Reserve Fund,
4.53% — — 161,695
Affiliates not held at period end 33,151 2,978 4,202
Totals $ 50,171 # $ 449,739 $ 252,788 +

T. ROWE PRICE Capital Appreciation Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
Aurora Innovation  $ * $ 179,551 $ 9,075 $ 844,038
CMS Energy  — 238,318 238,318 —
CMS Energy, 5.875%,
10/15/78  40,812 — 11,554 27,213
CMS Energy, 5.875%, 3/1/79  30,096 — 30,095 34
Fortive  * 531,047 135,335 1,606,345
PTC  * 797,109 1,136 1,306,781
PTC, 4.00%, 2/15/28  * 22,156 35 28,259
Revvity  1,090,876 354,760 780 1,468,645
Revvity, 3.30%, 9/15/29  — 8,619 8 8,615
SCE Trust IV, Series J, VR,
5.375%  21,835 — 24,813 —
T. Rowe Price Institutional
Floating Rate Fund –
Institutional Class, 7.37%  842,670 74,151 — 919,663
T. Rowe Price Government
Reserve Fund, 4.53% 3,237,133 ¤ ¤ 2,718,235
Total $ 8,927,828 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $251,782 of dividend income and $1,006 of interest income.
* On the date indicated, issuer was held but not considered an affiliated company.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $8,158,314.

T. ROWE PRICE Capital Appreciation Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $53,127,912) $ 64,453,644
Interest and dividends receivable 222,553
Receivable for investment securities sold 179,774
Receivable for shares sold 91,943
Foreign currency (cost $24,702) 23,530
Cash 2,069
Other assets 637
Total assets 64,974,150
Liabilities
Payable for investment securities purchased 547,216
Options written (premiums $119,732) 97,935
Payable for shares redeemed 57,478
Investment management fees payable 31,097
Due to affiliates 859
Payable to directors 50
Other liabilities 3,685
Total liabilities 738,320
NET ASSETS $ 64,235,830

T. ROWE PRICE Capital Appreciation Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 11,727,894
Paid-in capital applicable to 1,855,871,135 shares of
$0.0001 par value capital stock outstanding; 4,000,000,000
shares authorized 52,507,936
NET ASSETS $ 64,235,830
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $34,859,959; Shares outstanding:
1,006,794,486) $ 34.62
Advisor Class
(Net assets: $790,317; Shares outstanding: 23,218,524) $ 34.04
I Class
(Net assets: $28,585,554; Shares outstanding:
825,858,125) $ 34.61

T. ROWE PRICE Capital Appreciation Fund
Statement of Operations

($000s)
Year
Ended
12/31/24
Investment Income (Loss)
Income
.
  Interest $ 1,165,194
Dividend (net of foreign taxes of $7,974) 643,654
Total income 1,808,848
Expenses
Investment management 361,002
Shareholder servicing
Investor Class $ 44,777
Advisor Class 1,174
I Class 2,553 48,504
Rule 12b-1 fees
Advisor Class 1,972
Prospectus and shareholder reports
Investor Class 882
Advisor Class 11
I Class 407 1,300
Registration 1,141
Custody and accounting 1,103
Directors 202
Legal and audit 62
Miscellaneous 285
Waived / paid by Price Associates (15,114)
Total expenses 400,457
Net investment income 1,408,391

T. ROWE PRICE Capital Appreciation Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 5,403,305
Options written (77,241)
Foreign currency transactions 62
Net realized gain 5,326,126
Change in net unrealized gain / loss
Securities 610,609
Options written (20,245)
Other assets and liabilities denominated in foreign currencies (1,513)
Change in net unrealized gain / loss 588,851
Net realized and unrealized gain / loss 5,914,977
INCREASE IN NET ASSETS FROM OPERATIONS $ 7,323,368

T. ROWE PRICE Capital Appreciation Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 1,408,391 $ 1,228,566
Net realized gain 5,326,126 1,564,681
Change in net unrealized gain / loss 588,851 5,979,174
Increase in net assets from operations 7,323,368 8,772,421
Distributions to shareholders
Net earnings
Investor Class (3,313,494) (1,261,594)
Advisor Class (74,183) (28,937)
I Class (2,755,238) (991,750)
Decrease in net assets from distributions (6,142,915) (2,282,281)
Capital share transactions
*
Shares sold
Investor Class 5,686,733 5,601,567
Advisor Class 93,884 96,015
I Class 5,045,061 4,316,299
Distributions reinvested
Investor Class 3,228,830 1,231,465
Advisor Class 72,939 28,468
I Class 2,649,688 955,112
Shares redeemed
Investor Class (6,368,311) (5,000,242)
Advisor Class (152,568) (111,230)
I Class (3,667,479) (2,597,015)
Increase in net assets from capital share
transactions 6,588,777 4,520,439

T. ROWE PRICE Capital Appreciation Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Net Assets
Increase during period 7,769,230 11,010,579
Beginning of period 56,466,600 45,456,021
End of period $ 64,235,830 $ 56,466,600
*Share information (000s)
Shares sold
Investor Class 157,250 172,383
Advisor Class 2,647 3,015
I Class 139,988 132,898
Distributions reinvested
Investor Class 93,265 36,586
Advisor Class 2,143 859
I Class 76,581 28,384
Shares redeemed
Investor Class (176,203) (154,453)
Advisor Class (4,282) (3,497)
I Class (101,158) (79,952)
Increase in shares outstanding 190,231 136,223

T. ROWE PRICE Capital Appreciation Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Capital Appreciation Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Capital
Appreciation Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term capital appreciation by investing primarily in common stocks. It may also hold fixed-income and other securities to help preserve principal value. The fund has three classes of shares: the Capital Appreciation Fund (Investor Class), the Capital Appreciation Fund–Advisor Class (Advisor Class) and the Capital
Appreciation Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a Board-approved Rule
12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the
Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are

T. ROWE PRICE Capital Appreciation Fund

recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended
December 31, 2024, the fund realized $30,568,000 of net gain on $79,848,000 of in-kind redemptions.

T. ROWE PRICE Capital Appreciation Fund

Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties

T. ROWE PRICE Capital Appreciation Fund

and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE Capital Appreciation Fund

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Capital Appreciation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 14,476,598 $ — $ 14,476,598
Bond Mutual Funds 919,663 — — 919,663
Common Stocks 38,760,655 — 135,379 38,896,034
Convertible Preferred Stocks 172,490 — 465,977 638,467
Corporate Bonds — 6,637,692 — 6,637,692
Preferred Stocks 27,247 — 139,708 166,955
Short-Term Investments 2,718,235 — — 2,718,235
Total $ 42,598,290 $ 21,114,290 $ 741,064 $ 64,453,644
Liabilities
Options Written $ — $ 97,935 $ — $ 97,935
1
Includes Asset-Backed Securities, Bank Loans and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).

T. ROWE PRICE Capital Appreciation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the year ended
December 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on
Level 3 instruments held at December 31, 2024, totaled $65,689,000 for the year ended December 31, 2024.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
($000s)
Beginning
Balance
12/31/23
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
12/31/24
Investment in Securities
Bank Loans $ 5,752 $ (53) $ 12,533 $ (18,232) $ —
Common Stocks 123,055 12,324 — — 135,379
Convertible Preferred Stocks 132,324 54,054 279,599 — 465,977
Corporate Bonds — — — — —
Preferred Stocks — (688) 140,396 — 139,708
Total $ 261,13 1 $ 65,637 $ 432,528 $ (18,232) $ 741,06 4

T. ROWE PRICE Capital Appreciation Fund

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
December 31, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value
Liabilities
Equity derivatives Options Written $ 97,935
Total $ 97,935
($000s)
Location of Gain (Loss) on Statement of Operations
Options
Written
Realized Gain (Loss)
Equity derivatives $ (77,241)
Total $ (77,241)
Change in Unrealized
Gain (Loss)
Equity derivatives $ (20,245)
Total $ (20,245)

T. ROWE PRICE Capital Appreciation Fund

Counterparty Risk and Collateral  The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and
Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from
$100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability

T. ROWE PRICE Capital Appreciation Fund

is subject to the liquidity of underlying positions. As of December 31, 2024, securities valued at $56,754,000 had been posted by the fund to counterparties for bilateral derivatives. As of December 31, 2024, no collateral was pledged by counterparties to the fund for bilateral derivatives.
Options   The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risk.
The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended
December 31, 2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 4% and 8% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.

T. ROWE PRICE Capital Appreciation Fund

Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.

T. ROWE PRICE Capital Appreciation Fund

Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $35,011,695,000 and $35,653,600,000, respectively, for the year ended December 31, 2024. Purchases and sales of U.S. government securities aggregated $17,531,434,000 and $14,212,155,000, respectively, for the year ended December 31, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions.

T. ROWE PRICE Capital Appreciation Fund

The tax character of distributions paid for the periods presented was as follows:
At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 2,171,176 $ 1,356,554
Long-term capital gain 3,971,739 925,727
Total distributions $ 6,142,915 $ 2,282,281
($000s)
Cost of investments $ 53,113,714
Unrealized appreciation $ 12,128,191
Unrealized depreciation (887,447)
Net unrealized appreciation (depreciation) $ 11,240,744
($000s)
Undistributed ordinary income $ 65,364
Undistributed long-term capital gain 421,786
Net unrealized appreciation (depreciation) 11,240,744
Total distributable earnings (loss) $ 11,727,894

T. ROWE PRICE Capital Appreciation Fund

NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee equal to 0.30% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2024, the effective annual group fee rate was
0.28%. Effective April 30, 2019, Price Associates has contractually agreed, at least through February 28, 2027, to waive a portion of its management fee so that an individual fund fee of 0.27% is applied to the fund’s average daily net assets that are equal to or greater than $27.5 billion. Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s Board. Any fees waived under this agreement are not subject to reimbursement to Price Associates by the fund. The total management fees

T. ROWE PRICE Capital Appreciation Fund

waived were $10,288,000 and allocated ratably in the amounts of $5,635,000 for the Investor Class, $131,000 for the Advisor Class, and $4,522,000 for the
I Class, for the year ended December 31, 2024.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Capital Appreciation Fund

The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
December 31, 2024, expenses incurred pursuant to these service agreements were $119,000 for Price Associates; $8,083,000 for T. Rowe Price Services,
Inc.; and $1,011,000 for T. Rowe Price Retirement Plan Services, Inc. All
amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.94% 1.19% 0.05%
Expense limitation date 04/30/26 04/30/26 04/30/26
(Waived)/repaid during the period ($000s) $— $— $—

T. ROWE PRICE Capital Appreciation Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds)
as a means of gaining efficient and cost-effective exposure to certain markets.
The fund does not invest for the purpose of exercising management or control;
however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-
end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund),
Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the year ended December 31,
2024, are as follows:
Total management fee waived was allocated ratably in the amounts of
$2,645,000, $61,000 and $2,120,000 for the Investor Class, Advisor Class and
I Class, respectively, for the year ended December 31, 2024.
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Institutional Floating Rate Fund –
Institutional Class 0.55% $ 4,826
Total Management Fee Waived $ 4,826

T. ROWE PRICE Capital Appreciation Fund

As of December 31, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,788,608 shares of the Investor Class, representing less than 1% of the Investor Class's net assets, and 4,851,777 shares of the I Class, representing less than 1% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE Capital Appreciation Fund

NOTE 9 - INTERFUND LENDING PROGRAM
Price Associates has developed and manages an interfund lending program that provides temporary liquidity to the T. Rowe Price-sponsored mutual funds.
The program permits the borrowing and lending of cash between the fund and other T. Rowe Price-sponsored mutual funds at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, the fund may lend up to 15% of its net assets, and no more than 5% of its net assets may be lent to any one borrower. Loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan; loans of less than 10% are unsecured. During the year ended December 31, 2024, the fund earned $16,000 in interest income related to loans made to other funds on two days in the average amount of $42,400,000 and at an average annual rate of 6.96%. At December 31, 2024, there were no loans outstanding.
NOTE 10 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Capital Appreciation Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Capital Appreciation Fund,
Inc. and Shareholders of T. Rowe Price Capital Appreciation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Capital Appreciation Fund (one of
the funds constituting T. Rowe Price Capital Appreciation Fund, Inc., referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Capital Appreciation Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Capital Appreciation Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$4,165,760,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $407,545,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $348,416,000 of the fund's income qualifies for the dividends-received deduction.
For shareholders subject to interest expense deduction limitation under Section
163(j), $1,155,250,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F72-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

 (2) Listing standards relating to recovery of erroneously awarded compensation: not applicable.

 (3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Capital Appreciation Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2025